Investment Strategy	Aug. 07, 2025
Nuveen International Opportunities Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The third paragraph in the section entitled “Principal investment strategies” in the “Summary information” section for the Nuveen International Opportunities Fund (the “Fund”) on page 27 of the Statutory Prospectus is replaced in its entirety with the following:

The Fund is actively managed; however, Advisors regularly reviews the Fund’s sector and country exposure against the Fund’s benchmark index, the MSCI ACWI (All Country World Index) ex USA® Growth Index (the “MSCI ACWI ex USA Growth Index”), to seek to control risk.